Other Income, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Component of Other Income, Nonoperating [Line Items]
Gains/(Losses) on derivatives	$ 575	$ 110	$ 208
Currency revaluation gains/(losses)	(575)	(161)	(236)
Interest and investment income	85	69	53
Insurance fee income	90	88	74
Other	155	178	166
Total other income, net	330	284	265
Affiliated Entity [Member]
Component of Other Income, Nonoperating [Line Items]
Related Party Transaction, Interest Income, Notes Receivable, Tax Sharing Agreement	$ 5	$ 3	$ 5